FINANCIAL RISK MANAGEMENT - Foreign currency risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Risk of exchange rate depreciation
Foreign currency sensitivity
Change in foreign exchange rate against US$	10.00%
Risk of exchange rate appreciation
Foreign currency sensitivity
Change in foreign exchange rate against US$	10.00%
Russian Ruble | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	$ 14	$ (5)
Russian Ruble | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	(16)	6
Bangladeshi Taka | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	(30)	(34)
Bangladeshi Taka | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	33	37
Pakistani Rupee | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	(13)	(15)
Pakistani Rupee | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	15	17
Ukrainian Hryvnia | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	(2)	(1)
Ukrainian Hryvnia | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	2	1
Other currencies (net) | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	(3)	(1)
Other currencies (net) | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	$ 3	$ 1